SCHEDULE OF ADMINISTRATIVE EXPENSES (Details) - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Cost Of Services And Administrative Expenses
Salaries and related costs	$ 259,808	$ 58,969	$ 20,493
Defined contribution plan	10,500	305	799
Staff welfare	184	178	150
Depreciation of right-of-use assets	20,510	6,741
Legal and professional fees	4,522	53,269	75,743
Allowance for expected credit loss	208,974
Other expenses	83,051	17,959	3,102
Total administrative expenses	$ 587,549	$ 137,421	$ 100,287